Operating segments	12 Months Ended
Dec. 31, 2021
Operating Segment Reporting Disclosure [Abstract]
Operating segments

Note 15 – Operating segments

In view of how the Company’s chief operating decision maker (“CODM”) reviews operating results for the purposes of allocating resources and assessing performance, the Company currently reports as a single segment, which is the Company’s strategic business unit.